Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
19. Segment Information

We operate our core business strategies out of one reportable segment, Retirement Services. In addition to Retirement Services, we report certain other operations in Corporate and Other.

Retirement Services—Retirement Services is comprised of our United States and Bermuda operations which issue and reinsure retirement savings products and institutional products. Retirement Services has retail operations, which provide annuity retirement solutions to our policyholders. Retirement Services also has reinsurance operations, which reinsure multi-year guaranteed annuities, fixed indexed annuities, traditional one-year guarantee fixed deferred annuities, immediate annuities and institutional products from our reinsurance partners. In addition, our FABN program is included in our Retirement Services segment.

Corporate and Other—Corporate and Other includes certain other operations related to our corporate activities and our German operations, which is primarily comprised of participating long-duration savings products. In addition to our German operations, included in Corporate and Other are corporate allocated expenses, merger and acquisition costs, debt costs, certain integration and restructuring costs, certain stock-based compensation and intersegment eliminations. In Corporate and Other we also hold capital in excess of the level of capital we hold in Retirement Services to support our operating strategy.

Financial Measures—Segment operating income, net of tax, and net investment income are internal measures used by the chief operating decision maker to evaluate and assess the results of our segments.

Operating revenue is a component of operating income, net of tax, and excludes market volatility and adjustments for other non-operating activity. Our operating revenue equals our total revenue, adjusted to eliminate the impact of the following non-operating adjustments:

•	Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets;

•	Investment gains (losses), net of offsets;

•	VIE expenses and noncontrolling interest; and

•	Other adjustments to revenues.

The table below reconciles segment operating revenues to total revenues presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Operating revenue by segment
Retirement Services	$3,330	$2,979	$2,834
Corporate and Other	268	112	55
Total segment operating revenues	3,598	3,091	2,889
Non-operating adjustments
Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets	324	(390)	814
Investment gains (losses), net of offsets	164	(132)	299
VIE expenses and noncontrolling interest	13	33	79
Other adjustments to revenues	6	16	20
Total non-operating adjustments	507	(473)	1,212
Total revenues	$4,105	$2,618	$4,101

Operating income, net of tax, is an internal measure used to evaluate our financial performance excluding market volatility and expenses related to integration, restructuring, stock compensation and other expenses. Our operating income, net of tax, equals net income available to AHL's shareholders adjusted to eliminate the impact of the following non-operating adjustments:

•	Investment gains (losses), net of offsets;

•	Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets;

•	Integration, restructuring and other non-operating expenses;

•	Stock-based compensation, excluding LTIP; and

•	Provision for income taxes – non-operating.

The table below reconciles segment operating income, net of tax, to net income available to Athene Holding Ltd. shareholders presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Operating income, net of tax by segment
Retirement Services	$777	$767	$756
Corporate and other	(49)	(29)	29
Total segment operating income, net of tax	728	738	785
Non-operating adjustments
Investment gains (losses), net of offsets	47	(56)	152
Change in fair values of derivatives and embedded derivatives – index annuities, net of offsets	95	(25)	(30)
Integration, restructuring and other non-operating expenses	(22)	(58)	(279)
Stock-based compensation, excluding LTIP	(82)	(67)	(148)
Income tax (expense) benefit – non-operating	2	30	(24)
Total non-operating adjustments	40	(176)	(329)
Net income available to Athene Holding Ltd. shareholders	$768	$562	$456

Net investment income used to evaluate the performance of our segments is an internal measure that does not correspond to GAAP net investment income. Adjustments are made to GAAP net investment income to arrive at a net investment income measure that reflects the profitability of our core deferred annuities business. Accordingly, we adjust net investment income to include earnings from our consolidated VIEs and earnings on certain alternative investments (primarily CLOs) classified in investment related gains (losses) on the consolidated statements of income. Additionally, impacts of reinsurance embedded derivatives on net investment income are removed. The table below reconciles segment net investment income to net investment income presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Net investment earnings by segment
Retirement Services	$2,953	$2,574	$2,483
Corporate and Other	77	36	55
Total net investment earnings	3,030	2,610	2,538
Adjustments to net investment income
Reinsurance embedded derivative impacts	(189)	(84)	(67)
Net VIE earnings	(1)	(67)	(146)
Alternative income (gains) losses	39	42	(4)
Other	35	9	12
Total adjustments to arrive at net investment income	(116)	(100)	(205)
Net investment income	$2,914	$2,510	$2,333

Operating income, net of tax, excludes the tax impact of the taxable non-operating adjustments presented above. The tax impact of non-operating income adjustments is 35% of the non-operating adjustments subject to income tax. The table below reconciles segment provision for income taxes – operating to income tax expense presented on the consolidated statements of income:

	Years ended December 31,
(In millions)	2016	2015	2014
Provision for income taxes – operating by segment
Retirement Services	$(46)	$39	$29
Corporate and Other	(4)	3	—
Total segment income tax expense (benefit) – operating	(50)	42	29
Income tax (expense) benefit – non-operating	(2)	(30)	24
Income tax expense (benefit)	$(52)	$12	$53

The following represents total assets by segment:

	December 31,
(In millions)	2016	2015	2014
Total assets by segment
Retirement Services	$79,298	$73,702	$81,633
Corporate and Other	7,401	7,144	1,104
Total assets	$86,699	$80,846	$82,737

We market annuity products, primarily fixed rate and fixed indexed annuities. Deposits, which are generally not included in revenues on the consolidated statements of income, and premiums collected are as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Fixed indexed annuities	$5,322	$2,808	$2,560
Fixed rate annuities	3,565	883	323
Payouts without life contingencies	107	166	163
Funding agreements	—	250	—
Life and other deposits	24	11	15
Total deposits	9,018	4,118	3,061
Payouts with life contingencies	21	53	32
Life and other premiums	219	142	68
Total premiums	240	195	100
Total premiums and deposits, net of ceded	$9,258	$4,313	$3,161

Deposits and premiums collected by the geographical location are as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
United States	$5,617	$3,097	$2,810
Bermuda	3,429	1,135	351
Germany	212	81	—
Total premiums and deposits, net of ceded	$9,258	$4,313	$3,161